T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.1%
CONSUMER/RETAIL 0.7%
Consumer Services 0.7%
GSX Techedu, ADR (1)(2)	440,815	39,722
TAL Education Group, ADR (1)	403,200	30,659
Total Consumer/Retail		70,381
FINANCIAL SERVICES 4.4%
Other Financial Services 0.2%
XP, Class A (1)	491,934	20,509
		20,509
Payments 4.2%
ANT International, Class C, Acquisition Date: 6/7/18, Cost
$67,333 (1)(3)(4)	12,002,332	108,501
Mastercard, Class A	77,800	26,310
One97 Communications, Series G, Acquisition Date: 12/3/19,
Cost $8,203 (1)(3)(4)	32,222	8,216
PayPal Holdings (1)	1,208,600	238,130
StoneCo, Class A (1)	746,242	39,469
		420,626
Total Financial Services		441,135
HARDWARE 1.0%
Consumer Electronics 1.0%
Apple	860,400	99,643
Total Hardware		99,643
INTERNET 40.1%
China Internet Media/Advertising 3.4%
Tencent Holdings (HKD)	4,989,500	337,008
		337,008
China Internet Retail 5.9%
Alibaba Group Holding, ADR (1)	2,021,134	594,173
		594,173

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
Rest of World Internet Media/Advertising 3.2%
Sea, ADR (1)	2,053,293	316,289
		316,289
Rest of World Internet Services 0.3%
Trainline (GBP) (1)	7,264,495	33,882
		33,882
U. S. Internet Media/Advertising 11.5%
Alphabet, Class A (1)	79,050	115,856
Alphabet, Class C (1)	255,103	374,899
Facebook, Class A (1)	2,219,600	581,313
Snap, Class A (1)	3,226,000	84,231
		1,156,299
U. S. Internet Retail 12.6%
Amazon. com (1)	335,900	1,057,659
Carvana (1)	478,397	106,711
Chewy, Class A (1)(2)	312,733	17,147
Vroom (1)	79,283	4,105
Vroom, Acquisition Date: 6/30/17 - 11/21/19,
Cost $14,086 (1)(4)	1,517,798	74,662
		1,260,284
U. S. Internet Services 3.2%
Booking Holdings (1)	126,672	216,695
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(3)(4)	186,860	1,293
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $4,000 (1)(3)(4)	86,339	3,997
Maplebear DBA Instacart, Non-voting, Acquisition Date: 8/7/20,
Cost $209 (1)(3)(4)	4,511	209
Match Group (1)	638,678	70,670
Redfin (1)	657,781	32,843
		325,707
Total Internet		4,023,642
IT SERVICES 3.1%
Data Centers 1.4%
Equinix, REIT	178,356	135,574
		135,574

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
IT Services 1.7%
VeriSign (1)	407,300	83,435
Wix. com (1)	349,200	88,994
		172,429
Total IT Services		308,003
MEDIA & ENTERTAINMENT 6.3%
Direct-to-Consumer Subscription Services 5.7%
Netflix (1)	969,880	484,969
Spotify Technology (1)	377,800	91,643
		576,612
Diversified Media 0.5%
Walt Disney	144,810	17,968
Warner Music Group, Class A	969,912	27,875
		45,843
Video Gaming 0.1%
Epic Games, Acquisition Date: 6/18/20, Cost $11,794 (1)(3)(4)	20,512	11,795
		11,795
Total Media & Entertainment		634,250
SEMICONDUCTORS 1.9%
Processors 1.9%
NVIDIA	352,700	190,888
Total Semiconductors		190,888
SOFTWARE 16.9%
Back-Office Applications Software 4.3%
Avalara (1)	265,532	33,813
Bill. com Holdings (1)	460,926	46,235
Ceridian HCM Holding (1)	556,074	45,959
Coupa Software (1)	602,993	165,365
Paycom Software (1)	305,400	95,071
Workday, Class A (1)	196,400	42,252
		428,695
Collaboration and Productivity Software 6.5%
Atlassian, Class A (1)	901,799	163,938
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
ServiceNow (1)	620,749	301,063
Slack Technologies, Class A (1)(2)	1,644,091	44,161
Zoom Video Communications, Class A (1)	311,070	146,237
		655,399
Front-Office Applications Software 2.1%
salesforce. com (1)	831,900	209,073
		209,073
Industry-Specific Software 1.6%
nCino (1)(2)	155,233	12,369
nCino, Acquisition Date: 9/16/19, Cost $8,417 (1)(4)	386,987	29,293
Shopify, Class A (1)	113,317	115,920
Toast, Acquisition Date: 11/14/18, Cost $558 (1)(3)(4)	20,287	1,319
		158,901
Infrastructure and Developer Tool Software 2.4%
Datadog, Class A (1)	356,899	36,461
Microsoft	875,800	184,207
PagerDuty (1)(2)	372,996	10,112
Snowflake, Class A (1)	52,221	13,108
Snowflake, Class B, Acquisition Date: 3/17/20, Cost $633 (1)(4)	16,324	3,892
		247,780
Total Software		1,699,848
TELECOM SERVICES 23.7%
Towers 10.4%
American Tower, REIT	1,589,300	384,181
Cellnex Telecom (EUR)	1,265,885	76,843
Crown Castle International, REIT	1,561,368	259,968
Helios Towers (GBP) (1)	18,559,030	37,322
Sarana Menara Nusantara (IDR)	411,976,500	28,773
SBA Communications, REIT	818,500	260,676
		1,047,763
U. S. Cable/Satellite 8.3%
Altice USA, Class A (1)	1,779,555	46,268
Charter Communications, Class A (1)	648,309	404,765
Comcast, Class A	6,065,600	280,595

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
Liberty Broadband, Class C (1)	756,416	108,069
		839,697
U. S. Wireless 5.0%
T-Mobile US (1)	3,862,219	441,683
Verizon Communications	951,876	56,627
		498,310
Total Telecom Services		2,385,770
Total Common Stocks (Cost $3,538,026)		9,853,560
CONVERTIBLE PREFERRED STOCKS 1.5%
INDUSTRIALS 0.3%
Transportation Technology Services 0.3%
Aurora Innovation, Series B, Acquisition Date: 3/1/19, Cost
$12,597 (1)(3)(4)	1,363,230	12,597
Waymo, Series A-2, Acquisition Date: 5/8/20,
Cost $10,915 (1)(3)(4)	127,117	10,915
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost
$3,572 (1)(3)(4)	130,241	5,921
Total Industrials		29,433
INTERNET 0.6%
China Internet Media/Advertising 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19,
Cost $12,010 (1)(3)(4)	243,670	20,120
		20,120
U. S. Internet Services 0.4%
Airbnb, Series D, Acquisition Date: 4/16/14,
Cost $5,109 (1)(3)(4)	125,499	9,920
Airbnb, Series E, Acquisition Date: 7/14/15,
Cost $3,047 (1)(3)(4)	32,734	2,587
Doordash, Series G, Acquisition Date: 11/12/19,
Cost $13,568 (1)(3)(4)	71,526	16,417
Doordash, Series H, Acquisition Date: 6/17/20,
Cost $3,168 (1)(3)(4)	13,802	3,168
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (1)(3)(4)	560,560	3,879

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $8,510 (1)(3)(4)	176,934	8,509
		44,480
Total Internet		64,600
SOFTWARE 0.6%
Back-Office Applications Software 0.0%
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14, Cost
$3,508 (1)(3)(4)	1,528,887	3,292
		3,292
Collaboration and Productivity Software 0.2%
Uipath, Series D-1, Acquisition Date: 4/26/19,
Cost $10,489 (1)(3)(4)	799,596	14,867
Uipath, Series D-2, Acquisition Date: 4/26/19,
Cost $1,761 (1)(3)(4)	134,268	2,497
Uipath, Series E, Acquisition Date: 7/9/20, Cost $388 (1)(3)(4)	20,887	388
		17,752
Front-Office Applications Software 0.1%
Seismic Software, Series E, Acquisition Date: 12/13/18, Cost
$5,712 (1)(3)(4)	181,211	7,965
Seismic Software, Series F, Acquisition Date: 9/25/20, Cost
$727 (1)(3)(4)	16,545	727
		8,692
Industry-Specific Software 0.3%
Toast, Series D, Acquisition Date: 6/27/18,
Cost $6,343 (1)(3)(4)	366,515	23,824
Toast, Series F, Acquisition Date: 2/14/20,
Cost $1,556 (1)(3)(4)	34,233	2,225
		26,049
Total Software		55,785
Total Convertible Preferred Stocks (Cost $107,180)		149,818
SHORT-TERM INVESTMENTS 0.4%
MONEY MARKET FUNDS 0.4%
T. Rowe Price Treasury Reserve Fund, 0.12% (5)(6)	41,948,540	41,949
Total Short-Term Investments (Cost $41,949)		41,949

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)

SECURITIES LENDING COLLATERAL 1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.1%
Short-Term Funds 1.1%
T. Rowe Price Short-Term Fund, 0.13% (5)(6)	10,601,049	106,010
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		106,010
Total Securities Lending Collateral (Cost $106,010)		106,010

Total Investments in Securities 101.1%
(Cost $3,793,165)		$10,151,337
Other Assets Less Liabilities (1.1)%		(106,217)
Net Assets 100.0%		$10,045,120

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Level 3 in fair value hierarchy.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $392,995 and represents 3.9% of net assets.
(5)	Affiliated Companies
(6)	Seven-day yield
ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund		$—		$—	$304
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$304+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Treasury
Reserve Fund	$20,714		¤	¤	$41,949
T. Rowe Price Short-Term
Fund	127,534		¤	¤	106,010
Total					$147,959^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $304 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $147,959.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Communications & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$9,096,555	621,675	$ 135,330	$ 9,853,560
Convertible Preferred Stocks	—	—	149,818	149,818
Short-Term Investments	41,949	—	—	41,949
Securities Lending Collateral	106,010	—	—	106,010
Total	$9,244,514	621,675	$ 285,148	$ 10,151,337

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2020, totaled $55,075,000 for the period ended September 30,
2020. During the period, transfers out of Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)		Transfers	Ending
	Balance	During	Total	Out of	Balance
	1/1/20	Period	Purchases	Level 3	9/30/20
Investment in Securities
Common Stocks	$95,860	$31,883	$16,004	$(8,417)	$135,330
Convertible
Preferred Stocks	121,999	23,192	25,264	(20,637)	149,818
Total	$217,859	$55,075	$41,268	$(29,054)	$285,148